Other operating income and expenses (Tables)	3 Months Ended
Mar. 31, 2020
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the three-month periods ended March 31, 2020, and 2019:

Other Operating income	For the three-month period ended March 31,
	2020	2019
	($ in thousands)
Grants (Note 16)	14,751	14,789
Income from various services and insurance proceeds	14,787	11,650
Total	29,538	26,439

Other operating expenses
Other Operating expenses	For the three-month period ended March 31,
	2020	2019
	($ in thousands)
Raw materials and consumables used	(2,208)	(2,913)
Leases and fees	(660)	(731)
Operation and maintenance	(26,790)	(33,817)
Independent professional services	(10,444)	(8,833)
Supplies	(5,587)	(6,865)
Insurance	(9,204)	(6,112)
Levies and duties	(8,904)	(3,069)
Other expenses	(2,017)	(1,146)
Total	(65,815)	(63,486)